Premises and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Premises and Equipment	Premises and Equipment
Premises and equipment are included in the Balance Sheet at December 31, 2022 and 2021 were as follows (in thousands):

	2022	2021
Cost:
Land	$14,626	$12,791
Premises	56,999	44,109
Furniture and equipment	18,705	23,792
	90,330	80,692

Less:
Accumulated depreciation	(37,160)	(43,817)

	$53,170	$36,875
Depreciation and amortization (e.g. leasehold improvements) expense for the years ended December 31, 2022, 2021 and 2020 was $3.1 million, $3.2 million and $2.9 million, respectively.
In 2022 and 2021, the Company sold premises that resulted in a gain of $4.5 million and $1.1 million, respectively, that is captured in other operating expenses on the statements of income.